Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of changes in long-term investments

				Available for	Cost
				Sale Securities/	Method/Equity
				Equity Securities	Securities
				Readily	Without Readily
	Equity Method			Determinable	Determinable Fair
	(E-House)	(Leju)	(Others)	Fair Values	Values	Total
			(In thousands)
Balance at January1, 2016	$210,461	$4,344	$131,417	$311,497	$554,921	$1,212,640
New investments/transferred from prepayments	139,953	195,126	56,160	52,449	331,949	775,637
Income (loss) from investments	(3,760)	308	(8,314)	—	—	(11,766)
Investment impairment	—	—	(2,455)	(4,822)	(29,032)	(36,309)
Unrealized loss, net	—	—	—	(80,795)	—	(80,795)
Disposal/dilution of investments	(341,052)	—	10,902	(124,040)	(67,658)	(521,848)
Dividend received	—	—	(3,103)	—	—	(3,103)
Others*	(5,602)	(116)	(2,642)	—	(7,889)	(16,249)
Balance at December 31, 2016	$—	$199,662	$181,965	$154,289	$782,291	$1,318,207
New investments/transferred from prepayments	—	—	26,204	10,000	132,079	168,283
Income (loss) from investments	—	(30,796)	14,726	—	—	(16,070)
Investment impairment	—	(113,103)	(1,207)	(1,275)	(6,513)	(122,098)
Unrealized loss, net	—	—	—	(35,607)	—	(35,607)
Disposal/dilution/refund of investments	—	—	19,112	(22,248)	(10,410)	(13,546)
Changes from cost method to consolidation (Note 5)	—	—	—	—	(29,071)	(29,071)
Changes from cost method to equity method	—	—	19,121	—	(19,121)	—
Changes from cost method to available-for-sale securities	—	—	—	2,213	(2,213)	—
Dividend received/entitled	—	—	(7,829)	—	—	(7,829)
Others*	—	1,646	5,330	—	19,571	26,547
Balance at December 31, 2017	$—	$57,409	$257,422	$107,372	$866,613	$1,288,816
Impact of adoption of new investment guidance **	—	—	—	37,686	(27,419)	10,267
New investments/transferred from prepayments	—	—	140,379	149,140	382,031	671,550
Income (loss) from equity method investments	—	(9,080)	10,200	—	—	1,120
Investment impairment	—	—	(5,699)	—	(55,289)	(60,988)
Disposal/dilution/refund of investments	—	—	3,235	(87,351)	—	(84,116)
Changes from investments without readily determinable fair value to readily determinable fair value	—	—	—	30,000	(30,000)	—
Fair value change through earnings (including adjustment of subsequent observable price changes)	—	—	—	(70,020)	166,553	96,533
Dividend received/entitled	—	—	(4,087)	—	—	(4,087)
Others*	—	(186)	(8,235)	(891)	(19,940)	(29,252)
Balance at December 31, 2018	$—	$48,143	$393,215	$165,936	$1,282,549	$1,889,843

* Others mainly represents the impacts from foreign exchange change. For equity method investments, others represents the equity pick-up of other comprehensive income (loss) of investees caused by foreign exchange change.

** Upon the adoption of ASU 2016-01, $27.4 million of investments in private equity funds were adjusted to their NAV of $37.7 million and reclassified from cost method to equity investments with readily determinable fair value on January 1, 2018.

Summary of condensed financial information

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Operating data:
Revenue	$1,884,793	$626,402	$926,219
Gross profit	$1,385,828	$470,681	$550,181
Loss from operations	$(21,238)	$(128,034)	$(2,014)
Net loss	$(57,894)	$(34,455)	$(41,682)
Net loss attributable to the investees	$(27,895)	$(33,053)	$(39,600)

	As of December 31,
	2017	2018
	(In thousands)
Balance sheet data:
Current assets	$918,942	$946,459
Long-term assets	$733,487	$1,402,989
Current liabilities	$257,650	$283,495
Long-term liabilities	$24,875	$33,148
Non-controlling interests	$(1,445)	$(572)

Schedule of the carrying amount and fair value of equity securities with readily determinable fair values and private equity funds

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In thousands)
Jupai	$23,068	44,107	—	67,175
Other equity securities	45,594	10,163	(15,560)	40,197
December 31, 2017	$68,662	$54,270	$(15,560)	$107,372
Jupai	$23,068	$—	$(7,119)	$15,949
Pintec	30,000	—	(2,776)	27,224
Other equity securities	74,844	4,562	(29,317)	50,089
Private equity funds	58,246	16,277	(1,849)	72,674
December 31, 2018	$186,158	$20,839	$(41,061)	$165,936

Schedule of carrying value of equity securities accounted for alternative measures

The following table summarizes the total carrying value of the equity securities accounted for alternative measures as of December 31, 2018 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Initial cost basis	$1,191,225
Upward adjustments	166,553
Impairment	(55,289)
Foreign currency translation	(19,940)
Total carrying value at the end of the period	$1,282,549

Leju
Schedule of investment with cost allocated

	As of December 31,
	2017	2018
	(In thousands)
Carrying value of investment in Leju	$57,409	$48,143
Proportionate share of Leju's net tangible and intangible assets *	80,753	75,723
Carrying value of investment less proportionate share of Leju's net tangible and intangible assets	$(23,344)	$(27,580)

The difference above has been primarily assigned to:
Goodwill and amortizable intangible assets *	$(23,344)	$(27,580)
Deferred tax liabilities	—	—
	$(23,344)	$(27,580)

Cumulative loss in equity interest	$(30,243)	$(39,323)

* The weighted average remaining life of the intangible assets recorded in Leju’s financial statements was 5 years, and the intangible assets not included in Leju’s financial statements was fully impaired in the end of June 2017. The negative basis difference mainly arising from intangible assets is being amortized over 5 years, the weighted average remaining lives of primary assets.